Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets and Lease Liabilities [Abstract]
At 1 January	$ 283	$ 372
Depreciation	(111)	(104)
Disposal of lease
Exchange differences	(1)	15
Right-of-use assets	171	283
At 1 January	247	365
Interest expense	6	10
Lease payments	(144)	(119)
Exchange differences	(3)	(9)
Lease Liabilities	$ 106	$ 247